Financial instruments (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Net Variation Of Hedging	$ (16,725)
Gains (losses) on hedging instrument, fair value hedges	(18,707)	$ 16
Hedging Reserve In Equity Before Tax	1,982
Debt Hedging [Member]
Financial instruments [Line Items]
Net Variation Of Hedging	(14,960)
Gains (losses) on hedging instrument, fair value hedges	(15,942)
Hedging Reserve In Equity Before Tax	982
Investment Hedging [Member]
Financial instruments [Line Items]
Net Variation Of Hedging	(1,765)
Gains (losses) on hedging instrument, fair value hedges	(2,765)
Hedging Reserve In Equity Before Tax	1,000
Assets Hedging [Member]
Financial instruments [Line Items]
Net Variation Of Hedging	(10,383)
Gains (losses) on hedging instrument, fair value hedges	(11,492)
Hedging Reserve In Equity Before Tax	1,109
Liabilities Hedging [Member]
Financial instruments [Line Items]
Net Variation Of Hedging	(6,342)
Gains (losses) on hedging instrument, fair value hedges	(7,215)
Hedging Reserve In Equity Before Tax	$ 873